GLOBAL X FUNDS
Global X DAX Germany ETF (Nasdaq: DAX)
Global X NASDAQ 100® Covered Call ETF (Nasdaq: QYLD)
Global X S&P 500® Covered Call ETF (NYSE Arca: HSPX)
(the “Funds”)

Supplement dated January 14, 2019, to the Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (“SAI”)
for the Funds, dated October 22, 2018, as amended December 24, 2018.

The information in this Supplement updates information in, and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI for the Funds.

Effective January 14, 2019, Mr. Molchan no longer serves as a portfolio manager of the Funds. Accordingly, all references to Mr. Molchan are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE